Share-Based Compensation - Other Information Pertaining to Term-Based Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Term Based Stock Options [Member] | Share Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share	$ 7.80	$ 5.88	$ 5.74